Schedule of Provision for Impairment (Details) ₪ in Thousands	12 Months Ended
Dec. 31, 2023 ILS (₪)
Trade and other receivables [abstract]
Balance before provision for impairment	₪ 52,761
Provision for impairment	(12,229)
Balance after provision for impairment	₪ 40,532